Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 03, 2011
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Central Index Key	dei_EntityCentralIndexKey	0000775180
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 03, 2011
Prospectus Date	rr_ProspectusDate	Jul. 26, 2011